Related parties - The guarantees provided between the related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees		₩ 309,144	₩ 219,824
BNP Paribas Cardif Life Insurance | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees		10,000	10,000
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees		883	913
Key Management Personnel [Member] | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees		2,143	1,607
Shinhan EZ General Insurance, Ltd. | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees		0	226
Structured Entities [Member] | Purchase agreement | The Group [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	[1]	₩ 296,118	₩ 207,078

[1]	For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The transaction amount for the years ended December 31, 2020, 2011 and 2022 is the amount before being incorporated into the consolidation target.